Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (14.5%)

	Communication Services (1.3%)
	Liberty Media Corp.*
31,000	0.500%, 12/01/50	$30,571
90,000	2.250%, 08/15/27	96,958
70,000	3.750%, 03/15/28	70,977
170,000	Live Nation Entertainment, Inc.	166,197

		364,703

	Consumer Discretionary (2.7%)
55,000	DISH Network Corp.	28,357
235,000	Ford Motor Company^	235,085
95,000	Marriott Vacations Worldwide
	Corp.	92,258
7,000	Tesla, Inc.	70,148
115,000	Vail Resorts, Inc.^	103,215
200,000	Wynn Macau, Ltd.*	217,536

		746,599

	Energy (0.6%)
18,000	EQT Corp.	39,667
70,000	Nabors Industries, Inc.*	61,088
65,000	Northern Oil And Gas, Inc.*	69,697

		170,452

	Financials (0.6%)
50,000	Ares Capital Corp.	50,054
110,000	Morgan Stanley Finance, LLC	114,323

		164,377

	Health Care (1.8%)
85,000	Alnylam Pharmaceuticals, Inc.*	84,910
165,000	Dexcom, Inc.^	177,121
52,000	Envista Holdings Corp.	103,853
95,000	Pacira BioSciences, Inc.	87,745
55,000	Tandem Diabetes Care, Inc.*	50,116

		503,745

	Industrials (1.5%)
55,000	Axon Enterprise, Inc.*	64,725
170,000	John Bean Technologies Corp.	155,827
170,000	Middleby Corp.^	211,524

		432,076

	Information Technology (4.6%)
41,000	Akamai Technologies, Inc.	37,825
47,000	Bill.com Holdings, Inc.	42,975
166,000	CyberArk Software, Ltd.	186,164
28,000	Datadog, Inc.^	30,216
	Enphase Energy, Inc.
100,000	0.000%, 03/01/26	103,169
65,000	0.000%, 03/01/28	67,389
150,000	Microchip Technology, Inc.^	168,000
30,000	Nova, Ltd.	43,660
275,000	ON Semiconductor Corp.*	287,370
70,000	Palo Alto Networks, Inc.	141,282
47,000	Silicon Laboratories, Inc.^	70,581
60,000	Tyler Technologies, Inc.	57,473
55,000	Wolfspeed, Inc.*	48,861

		1,284,965

PRINCIPAL AMOUNT		VALUE

	Materials (0.1%)
33,000	MP Materials Corp.*	$31,005

		31,005

	Real Estate (0.8%)
100,000	ANLLIAN Capital, Ltd.	132,628
115,000	Pebblebrook Hotel Trust	97,438

		230,066

	Utilities (0.5%)
135,000	PPL Capital Funding, Inc.*	135,439

		135,439

	TOTAL CONVERTIBLE BONDS (Cost $3,964,455)	4,063,427

NUMBER OF SHARES		VALUE

COMMON STOCKS (72.9%)

	Communication Services (6.0%)

9,195	Alphabet, Inc. - Class A#	953,797
3,690	Comcast Corp. - Class A	139,888
1,440	Meta Platforms, Inc. - Class A#	305,194
375	Netflix, Inc.#	129,555
1,615	Walt Disney Company#	161,710

		1,690,144

	Consumer Discretionary (7.7%)
6,900	Amazon.com, Inc.#	712,701
45	Booking Holdings, Inc.#	119,358
560	Home Depot, Inc.	165,267
2,880	Las Vegas Sands Corp.#	165,456
410	Lowe’s Companies, Inc.	81,988
560	McDonald’s Corp.	156,582
1,340	NIKE, Inc. - Class B	164,338
1,185	Starbucks Corp.	123,394
1,225	Tesla, Inc.#	254,138
655	TJX Cos., Inc.	51,326
270	Ulta Beauty, Inc.#	147,331

		2,141,879

	Consumer Staples (6.8%)
4,990	Coca-Cola Company	309,530
325	Costco Wholesale Corp.	161,483
410	Estee Lauder Cos., Inc. - Class A	101,049
2,930	Mondelez International, Inc. -
	Class A	204,279
1,460	Monster Beverage Corp.#	78,855
1,240	PepsiCo, Inc.	226,052
2,050	Philip Morris International, Inc.	199,362
1,910	Procter & Gamble Company	283,998
1,875	Sysco Corp.	144,806
1,340	Walmart, Inc.	197,583

		1,906,997

	Energy (4.1%)
1,335	Chevron Corp.	217,819
1,005	ConocoPhillips	99,706
3,480	Exxon Mobil Corp.	381,617
730	Hess Corp.	96,608
1,115	Marathon Petroleum Corp.	150,335

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
305	Pioneer Natural Resources
	Company	$62,293
2,950	Schlumberger, Ltd.	144,845

		1,153,223

	Financials (6.7%)
485	American Express Company	80,001
1,350	American International Group, Inc.	67,986
583	Assurant, Inc.	70,001
6,695	Bank of America Corp.	191,477
125	BlackRock, Inc.	83,640
1,020	Chubb, Ltd.	198,063
775	Citigroup, Inc.	36,340
1,140	Discover Financial Services	112,678
270	Goldman Sachs Group, Inc.	88,320
4,520	Huntington Bancshares, Inc.	50,624
2,085	JPMorgan Chase & Company	271,696
1,170	Marsh & McLennan Cos., Inc.	194,863
3,105	Morgan Stanley	272,619
4,100	Wells Fargo & Company	153,258

		1,871,566

	Health Care (10.2%)
1,740	Abbott Laboratories	176,193
1,370	AbbVie, Inc.	218,337
1,210	Alcon, Inc.	85,353
1,835	Bristol-Myers Squibb Company	127,184
830	Danaher Corp.	209,193
230	Elevance Health, Inc.	105,756
480	Eli Lilly & Company	164,842
1,470	Gilead Sciences, Inc.	121,966
105	Humana, Inc.	50,973
2,465	Johnson & Johnson	382,075
1,195	Medtronic, PLC	96,341
2,170	Merck & Company, Inc.	230,866
2,495	Pfizer, Inc.	101,796
230	Stryker Corp.	65,658
230	Thermo Fisher Scientific, Inc.~	132,565
1,030	UnitedHealth Group, Inc.	486,768
655	Zimmer Biomet Holdings, Inc.	84,626

		2,840,492

	Industrials (5.0%)
8,415	CSX Corp.	251,945
1,455	Honeywell International, Inc.	278,080
775	JB Hunt Transport Services, Inc.	135,981
305	Northrop Grumman Corp.	140,825
585	Parker-Hannifin Corp.	196,624
3,415	Raytheon Technologies Corp.	334,431
1,510	Southwest Airlines Company	49,135

		1,387,021

	Information Technology (22.1%)
765	Accenture, PLC - Class A	218,645
225	Adobe, Inc.#	86,708
11,585	Apple, Inc.~	1,910,366
527	Broadcom, Inc.	338,091
2,510	Cisco Systems, Inc.	131,210
100	Intuit, Inc.	44,583
165	Lam Research Corp.	87,470
885	Mastercard, Inc. - Class A	321,618
1,005	Micron Technology, Inc.	60,642
5,570	Microsoft Corp.~	1,605,831
2,000	NVIDIA Corp.	555,540
805	Oracle Corp.	74,801

NUMBER OF SHARES			VALUE
1,130		PayPal Holdings, Inc.#	$85,812
565		QUALCOMM, Inc.	72,083
590		salesforce, Inc.#	117,870
2,130		Visa, Inc. - Class A	480,230

			6,191,500

		Materials (2.7%)

3,750		Freeport-McMoRan, Inc.	153,412
5,875	GBP	Glencore, PLC	33,806
865		Linde, PLC	307,456
865		PPG Industries, Inc.	115,547
250		ServiceNow, Inc.#	116,180
230		Vulcan Materials Company	39,459

			765,860

		Real Estate (0.7%)
680		American Tower Corp.	138,951
1,540		Invitation Homes, Inc.	48,094

			187,045

		Utilities (0.9%)
2,270		DTE Energy Company	248,656

			248,656

		TOTAL COMMON STOCKS (Cost $11,384,272)	20,384,383

CONVERTIBLE PREFERRED STOCKS (5.5%)

		Communication Services (1.2%)
300		T-Mobile Exchangeable Trust* 5.250%, 06/01/23	346,992

			346,992

		Consumer Discretionary (0.7%)
1,495		Aptiv, PLC 5.500%, 06/15/23	183,496

			183,496

		Financials (0.6%)
1,180		AMG Capital Trust II^ 5.150%, 10/15/37	59,010
1,905		KKR & Company, Inc. 6.000%, 09/15/23	120,872

			179,882

		Health Care (0.5%)
1,125		Boston Scientific Corp. 5.500%, 06/01/23	136,170

			136,170

		Industrials (0.1%)
678		Chart Industries, Inc. 6.750%, 12/15/25	36,266

			36,266

		Utilities (2.4%)
1,700		AES Corp.^ 6.875%, 02/15/24	152,167
5,820		American Electric Power Company, Inc.^ 6.125%, 08/15/23	293,037

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2023 (UNAUDITED)

NUMBER OF SHARES		VALUE
875	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)*** 3.369%, 09/15/29	$34,231
1,210	NextEra Energy, Inc. 6.219%, 09/01/23	59,096
2,600	6.926%, 09/01/25	120,510

		659,041

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,512,894)	1,541,847

PRINCIPAL AMOUNT		VALUE

U.S. GOVERNMENT AND AGENCY SECURITIES (2.1%)

	Other (2.1%)
	U.S. Treasury Note
295,000	2.250%, 03/31/24	288,207
300,000	4.375%, 10/31/24	300,387

		588,594

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $593,628)	588,594

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.2%)

	Financials (0.0%)
27	Charles Schwab Corp.
141,426	Call, 05/19/23, Strike $60.00	3,159

		3,159

	Other (0.2%)
160	iShares MSCI EAFE ETF
1,216,000	Call, 06/16/23, Strike $72.00	24,320
	iShares MSCI Emerging Markets
200
770,800	Call, 06/16/23, Strike $42.00	8,100
70
269,780	Call, 06/16/23, Strike $40.00	7,875
13	S&P 500 Index
534,209	Put, 07/21/23, Strike $400.00	14,398
		54,693

	TOTAL PURCHASED OPTIONS (Cost $119,748)	57,852

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.6%)
1,287,270	Lending Government Money Market Portfolio, 4.855%***† (Cost $1,287,270)	$1,287,270

TOTAL INVESTMENTS (99.8%) (Cost $18,862,267)		27,923,373

OTHER ASSETS, LESS LIABILITIES (0.2%)		51,060

NET ASSETS (100.0%)		$27,974,433

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A
transaction are exempted from the registration requirement
of the Securities Act of 1933, as amended. These securities
may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must
generally be effected through a sale that is registered under the Act or otherwise exempted from such registration
requirements.
^	Security, or portion of security, is on loan.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options.
The aggregate value of such securities is $181,770.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
**	Step coupon security. Coupon changes periodically based
upon a predetermined schedule. The rate shown is the rate
in effect at March 31, 2023.
***	The rate disclosed is the 7 day net yield as of March 31,
2023.
†	Represents investment of cash collateral received from
securities on loan as of March 31, 2023.

FOREIGN CURRENCY ABBREVIATIONS

GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. CALAMOS ADVISORS TRUST (the “Trust”), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”), which commenced operations on May 19, 1999.

The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

The Portfolio invests primarily in a diversified portfolio of convertible instruments (including synthetic convertible instruments), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and return in terms of growth and income.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Portfolio:

Portfolio Valuation. The Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust, have designated Calamos Advisors LLC (“Calamos Advisors”) to perfom fair valuation determinations related to all Fund investments under the oversight of the Board. As “valuation designee” the Calamos Advisors has adopted procedures to guide the determination of the NAV on any day on which the Fund’s NAVs are dertermined. The valuation of the Portfolio’s investments is in accordance with these procedures.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Portfolio determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Portfolio determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by Calmaos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Portfolio to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Portfolio may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at March 31, 2023 was as follows*:

Cost basis of investments	$18,862,267
Gross unrealized appreciation	9,688,608
Gross unrealized depreciation	(627,502)
Net unrealized appreciation (depreciation)	$9,061,106

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Portfolio’s most recent semi-annual or annual report.